STOCKHOLDERS' EQUITY - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2009 Person	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity Note [Line Items]
Common stock, shares authorized		200,000,000	200,000,000
Common stock, par value		$ 0.10	$ 0.10
Common stock, shares issued		150,733,022	141,656,426
Common stock, shares outstanding		150,733,022	141,656,426
Restricted common stock, shares repurchased		383,884	301,837	71,954
Restricted common stock, aggregate cost		$ 5.7	$ 3.1	$ 0.5
Number of individuals warrants were issued to purchase shares of common stock	2
Common stock, warrant	174,000
Common stock, exercise price	$ 4.56